Prospectus Supplement                                           208785  11/03
dated November 10, 2003 to:
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PUTNAM VARIABLE TRUST
Prospectuses dated April 30, 2003

In the section entitled "Who manages the funds?" the table entries with respect to Putnam VT Equity Income Fund, Putnam VT The George Putnam Fund of Boston and Putnam VT Utilities Growth and Income Fund (to the extent that this prospectus otherwise offers these funds) in the table showing the investment management team members who coordinate the management of each fund's portfolio are replaced with the following:

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PUTNAM VT EQUITY INCOME FUND
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Large-Cap Value and Core Fixed-Income Teams
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Portfolio leader            Since   Experience
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Bartlett R. Geer            2000    2000 - Present       Putnam Management
                                    Prior to Dec. 2000   State Street
                                                         Research and
                                                         Management
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Portfolio members           Since   Experience
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Kevin M. Cronin             2003    1997 - Present       Putnam Management
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Jeanne L. Mockard           2000    1985 - Present       Putnam Management
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PUTNAM VT THE GEORGE PUTNAM FUND OF BOSTON
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Large-Cap Value, Core Fixed-Income and Global Asset Allocation Teams
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Portfolio leader            Since   Experience
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Jeanne L. Mockard           2000    1985 - Present       Putnam Management
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Portfolio members           Since   Experience
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Kevin M. Cronin             2003    1997 - Present       Putnam Management
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Jeffrey L. Knight           2001    1993 - Present       Putnam Management
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PUTNAM VT UTILITIES GROWTH AND INCOME FUND
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Utilities Team
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Portfolio leader            Since   Experience
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Michael R. Yogg             2000    1997 - Present       Putnam Management
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Portfolio members           Since   Experience
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Stephen A. Balter           2002    2000 - Present       Putnam Management
                                    Prior to Mar. 2000   Pioneer Investment
                                                         Management
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Kevin M. Cronin             2003    1997 - Present       Putnam Management
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Kevin F. Murphy             2003    1999 - Present       Putnam Management
                                    Prior to Dec. 1999   FleetBoston Financial
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HV -- 4813

PUTNAM INVESTMENTS

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